BUSINESS COMBINATIONS (Details) - Schedule of reconciliation of elements of business combination - Clever Leaves [Member] - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
BUSINESS COMBINATIONS (Details) - Schedule of reconciliation of elements of business combination [Line Items]
Cash – SAMA trust and cash, net of redemptions		$ 86,644	$ 86,644	[1]
Cash – SAMA PIPE		6,000	6,000	[1]
Non-cash PIK		(2,881)	(2,881)	[1]
Cash assumed from SAMA		698	698	[1]
Cash consideration to certain Clever Leaves shareholders	[1]		(3,057)
Less: transaction costs and advisory fees		(13,895)	(13,895)	[1]
Net Business Combination		73,509	73,509	[1]
Non-cash PIK	[1]		2,881
Deferred issuance costs		1,503	1,503	[1]
Warrant liability		(29,841)	(29,841)	[1]
Net liabilities assumed from SAMA		$ (258)	(258)	[1]
Net contributions from Business Combination	[1]		$ 47,794

[1]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.